Borrowings and Debentures - Short-term Borrowings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 80,000	₩ 130,000
3.19% short term borrowings from Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	3.19%
Short-term borrowings	₩ 30,000	30,000
3.75% short term borrowings from Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.27%
Short-term borrowings	₩ 30,000
3.75% short term borrowings from Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	3.75%
Short-term borrowings	₩ 15,000
3.95% short term borrowings from Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	3.95%
Short-term borrowings	₩ 5,000
Commercial Paper from KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.67%
Short-term borrowings		50,000
Bank overdraft from KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	3.17%
Short-term borrowings		30,000
Bank overdraft from Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	3.38%
Short-term borrowings		₩ 20,000